Fees Summary	Apr. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 332,873,275
Previously Paid Amount	0
Total Fee Amount	50,962.9
Total Offset Amount	0
Net Fee	$ 50,962.9